Average Annual Total Returns	Calvert Global Equity Fund MSCI World Index One Year	Calvert Global Equity Fund MSCI World Index Five Years	Calvert Global Equity Fund MSCI World Index Life of Fund	Calvert Global Equity Fund Class A One Year	Calvert Global Equity Fund Class A Five Years	Calvert Global Equity Fund Class A Life of Fund	Calvert Global Equity Fund Class A Inception Date	Calvert Global Equity Fund Class A After Taxes on Distributions One Year	Calvert Global Equity Fund Class A After Taxes on Distributions Five Years	Calvert Global Equity Fund Class A After Taxes on Distributions Life of Fund	Calvert Global Equity Fund Class A After Taxes on Distributions and Sales One Year	Calvert Global Equity Fund Class A After Taxes on Distributions and Sales Five Years	Calvert Global Equity Fund Class A After Taxes on Distributions and Sales Life of Fund	Calvert Global Equity Fund Class I One Year	Calvert Global Equity Fund Class I Five Years	Calvert Global Equity Fund Class I Life of Fund	Calvert Global Equity Fund Class I Inception Date	Calvert Global Small-Cap Equity Fund MSCI World Small Cap Index One Year	Calvert Global Small-Cap Equity Fund MSCI World Small Cap Index Five Years	Calvert Global Small-Cap Equity Fund MSCI World Small Cap Index Ten Years	Calvert Global Small-Cap Equity Fund Class A One Year	Calvert Global Small-Cap Equity Fund Class A Five Years	Calvert Global Small-Cap Equity Fund Class A Ten Years	Calvert Global Small-Cap Equity Fund Class A After Taxes on Distributions One Year	Calvert Global Small-Cap Equity Fund Class A After Taxes on Distributions Five Years	Calvert Global Small-Cap Equity Fund Class A After Taxes on Distributions Ten Years	Calvert Global Small-Cap Equity Fund Class A After Taxes on Distributions and Sales One Year	Calvert Global Small-Cap Equity Fund Class A After Taxes on Distributions and Sales Five Years	Calvert Global Small-Cap Equity Fund Class A After Taxes on Distributions and Sales Ten Years	Calvert Global Small-Cap Equity Fund Class C One Year	Calvert Global Small-Cap Equity Fund Class C Five Years	Calvert Global Small-Cap Equity Fund Class C Ten Years	Calvert Global Small-Cap Equity Fund Class I One Year	Calvert Global Small-Cap Equity Fund Class I Five Years	Calvert Global Small-Cap Equity Fund Class I Ten Years	Calvert Small/Mid-Cap Fund Russell 2500™ Index One Year	Calvert Small/Mid-Cap Fund Russell 2500™ Index Five Years	Calvert Small/Mid-Cap Fund Russell 2500™ Index Ten Years	Calvert Small/Mid-Cap Fund Class A One Year	Calvert Small/Mid-Cap Fund Class A Five Years	Calvert Small/Mid-Cap Fund Class A Ten Years	Calvert Small/Mid-Cap Fund Class A After Taxes on Distributions One Year	Calvert Small/Mid-Cap Fund Class A After Taxes on Distributions Five Years	Calvert Small/Mid-Cap Fund Class A After Taxes on Distributions Ten Years	Calvert Small/Mid-Cap Fund Class A After Taxes on Distributions and Sales One Year	Calvert Small/Mid-Cap Fund Class A After Taxes on Distributions and Sales Five Years	Calvert Small/Mid-Cap Fund Class A After Taxes on Distributions and Sales Ten Years	Calvert Small/Mid-Cap Fund Class C One Year	Calvert Small/Mid-Cap Fund Class C Five Years	Calvert Small/Mid-Cap Fund Class C Ten Years	Calvert Small/Mid-Cap Fund Class I One Year	Calvert Small/Mid-Cap Fund Class I Five Years	Calvert Small/Mid-Cap Fund Class I Ten Years
Total	(18.14%)	6.14%	8.54%	(22.99%)	5.88%	6.97%	Dec. 14, 2021	(23.25%)	5.01%	6.18%	(13.34%)	4.72%	5.66%	(18.70%)	7.03%	7.79%	Dec. 17, 2015	(18.75%)	3.46%	8.22%	(25.40%)	3.03%	7.55%	(25.98%)	1.60%	5.40%	(14.45%)	2.32%	5.72%	(22.64%)	3.36%	7.49%	(21.06%)	4.41%	8.41%	(18.37%)	5.88%	10.02%	(21.43%)	5.11%	8.70%	(22.15%)	3.62%	7.29%	(11.90%)	4.00%	7.02%	(18.51%)	5.45%	8.63%	(16.91%)	6.51%	9.56%